Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 57	$ 48	$ 48
Net interest (income) expense	(20)	(16)	(16)
Interest expense on effect of asset ceiling	1
Plan administration costs	2	2	2
Net defined benefit plan expense recognized in net income	40	34	34
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	2	1
Net interest (income) expense	5	6	6
Net defined benefit plan expense recognized in net income	$ 6	$ 8	$ 7